Income taxes (Tables)	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of reconciliation between of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended April 30,
	2025	2026	2026
	S$	S$	US$

Loss before tax	(5,137,064)	(6,157,779)	(4,834,474)
Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	4.7%	0.2%	0.2%
Valuation allowance	12.3%	16.8%	16.8%
Effective tax rate	-	-	-

Schedule of deferred tax

Significant components of deferred tax were as follows:

	Years Ended April 30,
	2025	2026	2026
	S$	S$	US$
Net operating loss carried forward	10,094,281	15,493,651	12,164,065
Deferred tax assets, gross	1,716,028	2,633,921	2,067,891
Valuation allowance	(1,716,028)	(2,633,921)	(2,067,891)
Deferred tax assets, net of valuation allowance	-	-	-